Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs of sales
Raw materials and supplies	R$ (32,717,134)	R$ (33,474,310)	R$ (34,930,469)
Salaries and employees benefits	(6,248,972)	(5,161,849)	(4,690,868)
Depreciation	(2,705,436)	(2,448,711)	(2,319,631)
Amortization	(213,578)	(210,288)	(185,852)
Other	(3,658,102)	(3,486,581)	(3,545,556)
Cost of sales	(45,543,222)	(44,781,739)	(45,672,376)
Sales
Indirect and direct logistics expenses	(3,775,463)	(3,691,443)	(3,415,266)
Marketing	(963,537)	(802,754)	(801,194)
Salaries and employees benefits	(2,000,136)	(1,697,652)	(1,548,788)
Depreciation	(443,188)	(382,267)	(341,009)
Amortization	(92,898)	(82,911)	(68,317)
Other	(807,440)	(797,136)	(892,574)
Sales expenses	(8,082,662)	(7,454,163)	(7,067,148)
Administrative expenses
Salaries and employees benefits	(531,780)	(366,142)	(319,187)
Fees	(129,348)	(65,417)	(46,602)
Depreciation	(47,308)	(41,710)	(33,896)
Amortization	(22,305)	(58,894)	(43,000)
Other	(222,318)	(225,673)	(202,142)
Administrative expenses	(953,059)	(757,836)	(644,827)
Impairment loss on trade receivables	(28,817)	(32,809)	(12,772)
Other operating income (expenses), net
Recovery of expenses	62,495	52,600	128,895
Civil and tax contingencies (assets or liabilities)	(124,680)	146,423	(102,539)
Results with sale and disposal of fixed assets and investments	163,983	63,229	(3,985)
Expenses with investigations		(1,112)	(588,774)
Other	(19,015)	(10,628)	21,133
Other operating income (expenses), net	R$ 82,783	R$ 250,512	R$ (545,270)